CREDIT LOSSES (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of allowance for credit losses
	June 30,	December 31,
	2024	2023
	$ thousands
Balance, at beginning of period	24,602	22,410
Provision for expected credit losses	328	3,898
Balance added in business combination	-	259
Recoveries collected, net of write-offs	(4,503)	(1,965)

Balance, at end of period	20,427	24,602